SEGMENTED INFORMATION (Details) - USD ($)	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 577,689	$ 8,882
Cost of sales	(538,413)	(136,863)
Segment profit (loss)	(870,720)	$ (1,518,143)
Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenue	8,882
Cost of sales	136,863
Operating expenses	(164,633)
Segment profit (loss)	(292,614)
Corporate expenses:
Operating expenses	(1,675,695)
Other income (expenses)	450,166
Comprehensive loss for the period	(1,518,143)
Capital expenditures
Film [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenue	5,199
Cost of sales	24,404
Operating expenses	(145,783)
Segment profit (loss)	(164,988)
Corporate expenses:
Capital expenditures
Video Games [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenue	3,683
Cost of sales	112,459
Operating expenses	(18,850)
Segment profit (loss)	(127,626)
Corporate expenses:
Capital expenditures